ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Assets Liabilities Results of Variable Interest Entities (Parentheticals) (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements
Allowanace for doubtful debt on accounts receivable current	¥ 93,904	$ 13,201	¥ 42,056	$ 6,279	¥ 32,265	$ 4,817	¥ 15,194	¥ 12,374	¥ 15,770
Variable Interest Entity, Primary Beneficiary
Organization Consolidation And Presentation Of Financial Statements
Allowanace for doubtful debt on accounts receivable current	¥ 61,140	$ 8,595	¥ 39,635	$ 5,917	¥ 30,082